COMMITMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) MWh t
Capital Commitments [Abstract]
Phosphate rock supply contract commitment	$ 59
Carseland facility [Member]
Capital Commitments [Abstract]
Contract expiry date	Dec. 31, 2026
Description of commitment to purchase power supply.	Our Carseland facility has a power co-generation agreement, expiring on December 31, 2026, for which we are able to purchase 60 megawatt-hours of power per hour.
Maximum commitment to purchase megawatt-hours of power per hour | MWh	60
CPO [Member]
Capital Commitments [Abstract]
Percent of the ammonia requirements	100.00%
Percent of the monoammonium phosphate	100.00%
Production of monoammonium phosphate | t	330,000
Profertil [Member]
Capital Commitments [Abstract]
Contract expiry date	Dec. 31, 2019
Gas contracts as a percent of total requirement	100.00%
Percentage of gas supplied	70.00%
2018 [member]
Operating commitment [abstract]
Long-term debt - interest	$ 219
Natural gas and other	235	[1],[2]
Power, sulfuric acid and other	170	[3],[4]
Purchase commitments	735	[5]
Derivative Financial Instruments - Foreign exchange	10
Derivative Financial Instruments - Natural gas	52
Other operating commitments	61
Total operating commitments	1,482
Capital Commitments [Abstract]
Long-term debt - principal repayments	0
Asset retirement obligations	17
Environmental remediation liabilities	22
Contractual capital commitments	39
Operating and capital contractual commitments	1,521
2019 [member]
Operating commitment [abstract]
Long-term debt - interest	185
Natural gas and other	99	[1],[2]
Power, sulfuric acid and other	77	[3],[4]
Purchase commitments	112	[5]
Derivative Financial Instruments - Foreign exchange	0
Derivative Financial Instruments - Natural gas	28
Other operating commitments	43
Total operating commitments	544
Capital Commitments [Abstract]
Long-term debt - principal repayments	500
Asset retirement obligations	17
Environmental remediation liabilities	35
Contractual capital commitments	552
Operating and capital contractual commitments	1,096
2020 [member]
Operating commitment [abstract]
Long-term debt - interest	183
Natural gas and other	22	[1],[2]
Power, sulfuric acid and other	78	[3],[4]
Purchase commitments	127	[5]
Derivative Financial Instruments - Foreign exchange	0
Derivative Financial Instruments - Natural gas	0
Other operating commitments	13
Total operating commitments	423
Capital Commitments [Abstract]
Long-term debt - principal repayments	0
Asset retirement obligations	27
Environmental remediation liabilities	12
Contractual capital commitments	39
Operating and capital contractual commitments	462
2021 [member]
Operating commitment [abstract]
Long-term debt - interest	183
Natural gas and other	12	[1],[2]
Power, sulfuric acid and other	80	[3],[4]
Purchase commitments	142	[5]
Derivative Financial Instruments - Foreign exchange	0
Derivative Financial Instruments - Natural gas	0
Other operating commitments	13
Total operating commitments	430
Capital Commitments [Abstract]
Long-term debt - principal repayments	0
Asset retirement obligations	6
Environmental remediation liabilities	5
Contractual capital commitments	11
Operating and capital contractual commitments	441
2022 [member]
Operating commitment [abstract]
Long-term debt - interest	179
Natural gas and other	0	[1],[2]
Power, sulfuric acid and other	86	[3],[4]
Purchase commitments	148	[5]
Derivative Financial Instruments - Foreign exchange	0
Derivative Financial Instruments - Natural gas	0
Other operating commitments	13
Total operating commitments	426
Capital Commitments [Abstract]
Long-term debt - principal repayments	500
Asset retirement obligations	7
Environmental remediation liabilities	6
Contractual capital commitments	513
Operating and capital contractual commitments	$ 939

[1]

Commitments include our proportionate share of commitments of joint ventures. Profertil has long-term gas contracts denominated in U.S. dollars and expiring in 2019 , which account for approximately 100 percent of Profertil’s gas requirements. YPF S.A., our joint venture partner in Profertil, supplies approximately 70 percent of the gas under these contracts.

[2]

Our minimum commitments for North American natural gas purchases, which include both floating rate and fixed rate contracts, are calculated using the prevailing NYMEX forward prices for U.S. facilities and AECO forward prices for Canadian facilities at December 31, 2017 .

[3]

O ur Carseland facility has a power co-generation agreement, exp ir ing on December 31, 2026 , for which we are able to purchase 60 megawatt-hours of power per hour. The price for the power is based on a fixed charge adjusted for inflation and a variable charge based on the cost of natural gas pro vided to the facility for power generation.

[4]

Our phosphate rock supply agreement includes a minimum commitment to purchase phosphate rock until 2018 , with a potential to nominate additional volumes and extend to 2020 . In 2016 , we decided not to nominate any additional volumes past 2018 . The purchase price is based on a formula that tracks finished product pricing and key published phosphate input costs. We entered into a freight contract to import phosp hate rock extending to 2019 , with a total commitment of $ 59 -million at December 31, 2017 .

[5]

As part of our agreement to s ell CPO, we entered into long-term strategic supply and offtake agreement s which extends to 2023. Under the terms of the supply and offtake agreements, we will supply 100 percent of the ammonia requirements of CPO and purchase 100 percent of the monoammonium phosphate (MAP) pro duct produced at CPO. The MAP production is estimated at 330,000 to nnes per year.